Operating lease and other commitments	9 Months Ended
Sep. 30, 2024
Operating lease and other commitments
Operating lease and other commitments
5.	Operating lease and other commitments

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the nine months ended September 30, 2024 and year end of December 31, 2023 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2024	$-
Renewed office lease	-
Accumulated amortization	-
Balances as of September 30, 2024	$-

(amounts in dollars)	Total
Balances as of January 1, 2023	$158,384
Adjustment office lease
Accumulated amortization	(158,384)
Balances as of December 31, 2023	$-

The following table provides the changes in the Corporation’s operating lease liability for the nine months ended September 30, 2024 and year end of December 31, 2023 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2024	$-
Renewed office lease	-
Repayments of lease liability	-
Other	-
Balances as of September 30, 2024	$-
Lease liability due within one year	$-
Lease liability long term	$-

(amounts in dollars)	Total

Balances as of January 1, 2023	$172,942
Adjustment office lease	-
Repayments of lease liability	(175,788)
Other	2,846
Balances as of December 31, 2023	$-
Lease liability due within one year	$-
Lease liability long term	$-

The total future commitment payment amount for above lease is $32,749..